Other (Expense)/Income - Additional Information (Detail)			1 Months Ended	9 Months Ended		12 Months Ended
	Feb. 18, 2021 USD ($)	Feb. 03, 2021 USD ($) TRANCHE shares	Feb. 28, 2021 USD ($) Day	Sep. 30, 2021 USD ($) TRANCHE	Sep. 30, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jun. 30, 2021 USD ($)	Feb. 02, 2021 USD ($)
Non Operating Expense Income [Line Items]
Stock Issued During Period, Value, Conversion of Convertible Securities						$ 36,236,000
Payments of Debt Issuance Costs				$ 6,238,000	$ 108,000
Debt Instrument, Number of Tranches		2	2	3
Rights Offering [Member]
Non Operating Expense Income [Line Items]
Loss on Debt Issuance		$ 3,000,000
Bridge Notes Payable [Member]
Non Operating Expense Income [Line Items]
Stock Issued During Period, Value, Conversion of Convertible Securities				$ 77,097,000
Debt Issuance Costs, Net		$ 47,600,000					$ 100,000
Debt Issuance Costs Shares Shares Issued | shares		8,500,000
Debt Issuance Costs, Value, Shares Issued		$ 43,900,000
Payments of Debt Issuance Costs		3,700,000
Bridge Notes Payable [Member] | Common Stock [Member]
Non Operating Expense Income [Line Items]
Stock Issued During Period, Value, Conversion of Convertible Securities			$ 59,800
Bridge Notes Payable [Member] | Incentive Common Stock [Member]
Non Operating Expense Income [Line Items]
Stock Issued During Period, Value, Conversion of Convertible Securities		$ 2,600,000
Conversion of bridge notes and accrued interest into common stock (in shares) | shares		300,000
Bridge Notes Payable [Member] | Incentive Warrant [Member]
Non Operating Expense Income [Line Items]
Stock Issued During Period, Value, Conversion of Convertible Securities		$ 500,000
Conversion of bridge notes and accrued interest into common stock (in shares) | shares		51,000
Bridge Notes Payable [Member] | Warrant [Member]
Non Operating Expense Income [Line Items]
Stock Issued During Period, Value, Conversion of Convertible Securities			3,900,000
Warrant Issued During Period, Value, Conversion of Convertible Securities			18,400,000
Tranche Two Of Bridge Notes Member [Member]
Non Operating Expense Income [Line Items]
Loss on Debt Issuance	$ 12,200,000
Bridge Notes Rights Offering [Member] | Common Class A [Member]
Non Operating Expense Income [Line Items]
Stock Issued During Period, Value, Conversion of Convertible Securities			11,500
Convertible Debt [Member] | Bridge Notes Payable [Member]
Non Operating Expense Income [Line Items]
Debt Instrument, Face Amount	40,000,000.0		18,100,000				500,000	$ 60,000,000
Debt Instrument, Fair Value Disclosure	$ 52,200,000		$ 24,200,000				$ 600,000
Tranche One Of Bridge Notes [Member] | Bridge Notes Payable [Member]
Non Operating Expense Income [Line Items]
Loss on Debt Issuance		$ 84,300,000